Other Loans Payable (Details Textual) ZAR in Millions	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		112 Months Ended
	Oct. 31, 2012 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)	Apr. 04, 2013 USD ($) shares	Apr. 04, 2013 ZAR shares
Stockholders and Other Loans Payable [Line Items]
Debt Instrument, Interest Rate, Effective Percentage						5.00%		5.00%
Interest Paid	$ 105,000
Deposited shares of Common Stock with the lender as collateral | shares									1,000,000	1,000,000
Convertible Amount Of Each Unpaid Principal And Interest									$ 1.00
Loans Payable, Total		$ 282,350		$ 282,350		$ 265,522	$ 231,490	$ 265,522
Lender [Member]
Stockholders and Other Loans Payable [Line Items]
Debt Instrument, Interest Rate, Effective Percentage									2.00%	2.00%
Interest and Debt Expense						$ 60,100	$ 41,700	$ 101,800
Other Borrowings									$ 201,000	ZAR 2
Interest Expense, Debt		$ 16,000	$ 15,000	$ 32,600	$ 28,700